Other operating items (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Feb. 22, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023
Other Income and Expenses [Abstract]
Gain on disposals	$ 2	$ 3	$ 0	$ 0	$ 7
Total other operating items	$ 2	$ 3	$ 0	$ 0	$ 7